Auditors' Remuneration (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Auditor's remuneration [abstract]
- audit and review fees: current year financial reports	$ 279,622	$ 232,960	$ 260,645
- audit and review fees: internal controls	20,800	20,000	20,590
Total auditors' remuneration	$ 300,422	$ 252,960	$ 281,235